Offerings - Offering: 1	Aug. 14, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.001 per share
Amount Registered | shares	23,000,000
Proposed Maximum Offering Price per Unit | $ / shares	1.40
Maximum Aggregate Offering Price	$ 32,200,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,929.82
Offering Note	Represents (i) 250,000 ordinary shares, par value $0.001 per share (“Ordinary Shares”), which OFA Group (the “Registrant”) has agreed to issue to Atsion Opportunity Fund LLC – Series 1 (“Atsion”), (ii) and up to 22,694,445 Ordinary Shares which the Registrant may sell to Atsion from time to time, at the Registrant’s sole discretion, in accordance with that certain purchase agreement by and between the Registrant and Atsion dated as of July 14, 2025, relating to the issuance of up to $100,000,000 of Ordinary Shares (the “Purchase Agreement”) and (iii) up to 55,555 Ordinary Shares we may issue to IB Capital LLC.Estimated pursuant to Rules 457(c) under the Securities Act, solely for the purposes of calculating the registration fee and based on the average of the high and low prices of the Ordinary Shares as reported on The Nasdaq Capital Market on August 8, 2025, which date is within five business days prior to the filing of this registration statement.